Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 1,124,476	$ 1,928,453
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	500,000	0
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 100,000	$ 0